Significant accounting policies (Details) - Schedule of percentage of participation		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Betterware de México, S.A.P.I. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%	100.00%	100.00%
BLSM Latino América Servicios, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		99.00%	99.00%	99.00%
Betterware de Guatemala, S.A. [Member]
Home organization (“Betterware”):
Operating Country		Guatemala
Functional currency		Quetzal
Percentage of participation		70.00%	70.00%
Programa Lazos, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		70.00%	70.00%
GurúComm, S.A.P.I. de C.V. [Member]
Home organization (“Betterware”):
Operating Country	[1]	Mexico
Functional currency	[1]	Peso
Percentage of participation	[1]		60.00%
Innova Catálogos, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country	[2]	Mexico
Functional currency	[2]	Peso
Percentage of participation	[2]		70.00%
Betterware Ningbo Trading Co, LTD. [Member]
Home organization (“Betterware”):
Operating Country		China
Functional currency		Yuan
Percentage of participation		100.00%	100.00%
Finayo, S.A.P.I. de C.V. SOFOM ENR [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%
Jafra México Holding Company, B.V. [Member]
Home organization (“Betterware”):
Operating Country		Holanda
Functional currency		Euro
Percentage of participation		100.00%
Distribuidora Comercial JAFRA, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%
Jafra Cosmetics International, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%
Jafra Cosmetics, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%
Serviday, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%
Jafrafin, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%
Distribuidora Venus, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%
Jafra Cosmetics International, Inc. [Member]
Home organization (“Betterware”):
Operating Country		United States
Functional currency		Dollar
Percentage of participation		100.00%

[1]	GurúComm was part of the Group until March 28, 2022.
[2]	Innova Catálogos was part of the Group until November 18, 2022.